Financial instruments (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial assets at amortised cost
Interest income on bank deposits	₨ 32,094	₨ 26,025	₨ 25,168
Interest income from other financial assets	161,826	20,289	104,157
Impairment loss of trade receivables	(479,747)	(536,290)	(370,000)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	380	1,247	8,365
Financial liabilities at amortised cost
Interest expenses on lease obligations	(171,824)	(14,747)	(31,169)
Interest expenses on borrowings from banks, others and overdrafts	₨ (764,398)	₨ (617,087)	₨ (381,644)